Segment information narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
Total revenue realized in the country of domicile	€ 6,947	€ 7,048		€ 7,917
Customers with individuals sales less then 10%	10	0		0
Revenue	205,450	€ 170,449	[1]	€ 196,679
Medical Segment [Member]
Statement [Line Items]
Revenue	€ 26,772

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.